Cover	May 30, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	May 30, 2023
FileNumber	333-225433
Registrant Name	TREND INNOVATIONS HOLDING INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCityOrTown	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
CityAreaCode	866
LocalPhoneNumber	533-0065
WrittenCommunications	false
Soliciting material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false